Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Total plant and equipment	$ 187,901	$ 192,333	$ 7,212
Total accumulated depreciation	(33,254)	(14,590)	(8)
Plant and equipment, net	154,647	177,743	7,204
Restatement Adjustment [Member]
Total plant and equipment		192,333
Total accumulated depreciation		(14,590)
Plant and equipment, net		177,743
Software Development (Work-In-Progress) [Member]
Total plant and equipment	10,759	9,707	6,896
Software Development (Work-In-Progress) [Member] | Restatement Adjustment [Member]
Total plant and equipment		9,707
Computer [Member]
Total plant and equipment	30,504	27,851
Computer [Member] | Restatement Adjustment [Member]
Total plant and equipment		27,851
Office Equipment [Member]
Total plant and equipment	40,040	40,643	316
Office Equipment [Member] | Restatement Adjustment [Member]
Total plant and equipment		40,643
Furniture and Fittings [Member]
Total plant and equipment	14,824	15,872
Furniture and Fittings [Member] | Restatement Adjustment [Member]
Total plant and equipment		15,872
Office Renovations [Member]
Total plant and equipment	$ 91,774	94,574
Office Renovations [Member] | Restatement Adjustment [Member]
Total plant and equipment		98,260
Signage [Member]
Total plant and equipment		$ 3,686